Schedule of Investments (unaudited) March 31, 2019	BlackRock Science and Technology Trust (BST) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.7%

Communications Equipment — 0.7%
Viavi Solutions, Inc.(a)(b)	374,609	$4,637,660

Diversified Consumer Services — 0.9%
Arco Platform Ltd., Class A(a)	202,229	6,529,974

Diversified Telecommunication Services — 0.8%
Bandwidth, Inc., Class A(a)	83,772	5,609,373

Electrical Equipment — 1.1%
II-VI, Inc.(a)(b)	209,005	7,783,346

Electronic Equipment, Instruments & Components — 0.7%
Keysight Technologies, Inc.(a)(b)	56,703	4,944,502

Entertainment — 3.6%
NetEase, Inc. — ADR(b)	14,581	3,520,583
Netflix, Inc.(a)(b)	34,193	12,191,856
Studio Dragon Corp.(a)	39,175	3,081,955
Ubisoft Entertainment SA(a)	75,412	6,724,694

		25,519,088

Health Care Technology — 1.2%
Ping An Healthcare and Technology Co. Ltd.(a)(c)(d)	732,278	4,142,314
Teladoc Health, Inc.(a)(b)	70,393	3,913,851

		8,056,165

Household Durables — 0.8%
Roku, Inc.(a)(b)	91,092	5,876,345

Interactive Media & Services — 12.5%
58.com, Inc. — ADR(a)(b)	51,292	3,368,859
Alphabet, Inc., Class A(a)(b)	24,629	28,985,624
Facebook, Inc., Class A(a)(b)	52,106	8,685,549
IAC/InterActiveCorp(a)(b)	29,699	6,240,057
Tencent Holdings Ltd.	705,200	32,430,585
Yandex NV, Class A(a)(b)	221,388	7,602,464

		87,313,138

Internet & Direct Marketing Retail — 12.5%
Alibaba Group Holding Ltd. — ADR(a)(b)	146,602	26,747,535
Amazon.com, Inc.(a)(b)	15,643	27,856,272
Delivery Hero SE(a)(d)	114,631	4,140,513
Ensogo Ltd.(a)(e)	173,282	1
Farfetch Ltd., Class A(a)(b)	163,933	4,411,437
Jasper Infotech Private Ltd., Series I, (Acquired 08/08/15, cost $1,998,435)(e)(f)	1,054	293,834
Maoyan Entertainment(a)(d)	1,986,400	4,367,577
Meituan Dianping, Class B(a)(c)	787,296	5,321,301
MercadoLibre, Inc.(a)(b)	15,116	7,674,847
Takeaway.com NV(a)(d)	63,653	4,833,967

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Tongcheng-Elong Holdings Ltd.(a)	819,200	$1,821,763

		87,469,047

IT Services — 22.0%
Adyen NV(a)(d)	7,538	5,912,445
Endava PLC, ADR(a)	78,413	2,156,357
GMO Payment Gateway, Inc.	89,900	6,411,405
InterXion Holding NV(a)(b)	86,286	5,757,865
Mastercard, Inc., Class A(b)	86,687	20,410,454
MongoDB, Inc.(a)(b)	33,711	4,956,191
Okta, Inc.(a)(b)	92,236	7,630,684
Pagseguro Digital Ltd., Class A(a)(b)	171,395	5,116,141
PayPal Holdings, Inc.(a)(b)	99,400	10,321,696
Shopify, Inc., Class A(a)(b)	29,845	6,166,574
Square, Inc., Class A(a)(b)	197,553	14,800,671
StoneCo Ltd.(a)(b)(c)	289,839	11,915,281
Twilio, Inc., Class A(a)(b)	177,904	22,981,639
Visa, Inc., Class A(b)	120,574	18,832,453
Wirecard AG	32,439	4,075,077
Wix.com Ltd.(a)(b)	52,329	6,322,913

		153,767,846

Road & Rail — 0.7%
Lyft, Inc., Class A(a)	62,963	4,929,373

Semiconductors & Semiconductor Equipment — 12.3%
Advanced Micro Devices, Inc.(a)(b)	280,253	7,152,057
Aixtron SE(a)	303,812	2,741,773
ASML Holding NV	42,262	7,943,133
Cree, Inc.(a)(b)	110,997	6,351,248
Inphi Corp.(a)(b)	89,760	3,926,102
Lam Research Corp.(b)	39,946	7,150,734
Marvell Technology Group Ltd.(b)	385,302	7,663,657
Microchip Technology, Inc.(b)	38,866	3,224,323
Monolithic Power Systems, Inc.(b)	33,827	4,583,220
NVIDIA Corp.(b)	30,042	5,394,342
Silicon Laboratories, Inc.(a)(b)	34,612	2,798,726
Skyworks Solutions, Inc.(b)	52,143	4,300,755
SOITEC(a)	83,939	6,886,830
STMicroelectronics NV	246,119	3,650,515
Taiwan Semiconductor Manufacturing Co. Ltd.	1,005,000	8,049,102
Xilinx, Inc.(b)	33,500	4,247,465

		86,063,982

Software — 26.3%
Adobe, Inc.(a)(b)	56,276	14,996,991
Altair Engineering, Inc., Class A(a)(b)	138,452	5,096,418
Altium Ltd.	207,900	4,790,590
Atlassian Corp. PLC, Class A(a)(b)	55,000	6,181,450
Autodesk, Inc.(a)(b)	61,215	9,538,521
Avalara, Inc.(a)(b)	103,439	5,770,862
Coupa Software, Inc.(a)(b)	57,190	5,203,146
Elastic NV(a)(b)	32,105	2,564,226
Guidewire Software, Inc.(a)(b)	42,500	4,129,300

1

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Science and Technology Trust (BST) (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Kingdee International Software Group Co. Ltd.	5,082,000	$5,900,980
Microsoft Corp.(b)	290,416	34,251,663
Pluralsight, Inc., Class A(a)(b)	168,393	5,344,794
PTC, Inc.(a)(b)	55,389	5,105,758
RingCentral, Inc., Class A(a)(b)	35,077	3,781,301
SailPoint Technologies Holding, Inc.(a)	182,600	5,244,272
salesforce.com, Inc.(a)(b)	115,718	18,326,260
ServiceNow, Inc.(a)(b)	37,447	9,230,311
Smartsheet, Inc., Class A(a)(b)	61,397	2,504,384
SVMK, Inc.(a)(b)	181,262	3,300,781
Tableau Software, Inc., Class A(a)(b)	38,538	4,905,117
Xero Ltd.(a)	120,100	4,159,229
Zendesk, Inc.(a)(b)	91,651	7,790,335
Zscaler, Inc.(a)(b)	75,457	5,352,165
Zuora, Inc., Class A(a)(b)	518,804	10,391,644

		183,860,498

Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.(b)	95,584	18,156,181

Total Common Stocks — 98.7% (Cost — $354,704,500)		690,516,518

Preferred Securities — 2.8%
Preferred Stocks — 2.8%

Interactive Media & Services — 2.3%
Ant International, (Acquired 05/18/18, $6,492,863), 0.00%(e)(f)	1,157,373	6,492,862

Security	Shares	Value

Interactive Media & Services (continued)
Uber Technologies, Inc., Series E, (Acquired 12/04/14, cost $3,000,048), 0.00%(e)(f)	90,044	$4,626,461
Xiaoju Kuaizhi, Inc., Series A-17 (Acquired 07/28/15, cost $3,016,964), 0.00%(e)(f)	110,003	5,082,139

		16,201,462

Internet & Direct Marketing Retail — 0.5%
Postmates, Inc., (Acquired 01/08/19, Cost $3,130,001), 0.00%(e)(f)	392,275	3,134,277

Total Preferred Stocks — 2.8% (Cost — $15,639,876)		19,335,739

Total Long-Term Investments — 101.5% (Cost — $370,344,376)		709,852,257

Short-Term Securities — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.37%(g)(i)	2,062,361	2,062,361
SL Liquidity Series, LLC, Money Market Series, 2.67%(g)(h)(i)	3,270,764	3,271,418

Total Short-Term Securities — 0.8% (Cost — $5,333,347)		5,333,779

Total Investments Before Options Written — 102.3% (Cost — $375,677,723)		715,186,036

Options Written — (1.6)% (Premiums Received — $8,134,302)		(10,857,104)

Total Investments, Net of Options Written — 100.7% (Cost — $367,543,421)		704,328,932
Liabilities in Excess of Other Assets — (0.7)%		(4,883,224)

Net Assets — 100.0%		$699,445,708

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Security, or a portion of the security, is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $19,629,573, representing 2.8% of its net assets as of period end, and an original cost of $17,638,311.

(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of the security was purchased with the cash collateral from loaned securities.

2

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Science and Technology Trust (BST)

(i)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	4,738,937	(2,676,576)	2,062,361	$2,062,361	$13,856		$—	$—
SL Liquidity Series, LLC, Money Market Series	1,710,252	1,560,512	3,270,764	3,271,418	97,652	(b)	(86)	599

				$5,333,779	$111,508		$(86)	$599

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

ADR	American Depositary Receipts

OTC	Over-the-Counter

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Adobe, Inc.	38	04/05/19	USD	265.00	USD	1,013	$(15,675)
Advanced Micro Devices, Inc.	177	04/05/19	USD	23.00	USD	452	(45,047)
Alibaba Group Holding Ltd. — ADR	67	04/05/19	USD	185.00	USD	1,222	(9,212)
Alphabet, Inc., Class A	12	04/05/19	USD	1,120.00	USD	1,412	(70,800)
Marvell Technology Group Ltd.	481	04/05/19	USD	20.00	USD	957	(12,506)
Marvell Technology Group Ltd.	175	04/05/19	USD	19.50	USD	348	(9,362)
Netflix, Inc.	36	04/05/19	USD	370.00	USD	1,284	(3,564)
PayPal Holdings, Inc.	95	04/05/19	USD	98.00	USD	986	(56,763)
Square, Inc.	225	04/05/19	USD	77.00	USD	1,686	(13,500)
Twilio, Inc., Class A	258	04/05/19	USD	118.00	USD	3,333	(299,280)
Visa, Inc., Class A	109	04/05/19	USD	149.00	USD	1,702	(80,115)
salesforce.com, Inc.	69	04/05/19	USD	162.50	USD	1,093	(4,002)
Alibaba Group Holding Ltd. — ADR	155	04/12/19	USD	185.00	USD	2,828	(36,503)
Alphabet, Inc., Class A	13	04/12/19	USD	1,160.00	USD	1,530	(35,490)
Apple, Inc.	7	04/12/19	USD	177.50	USD	133	(9,012)
Facebook, Inc., Class A	35	04/12/19	USD	170.00	USD	583	(5,232)
Marvell Technology Group Ltd.	174	04/12/19	USD	19.50	USD	346	(12,354)

3

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Microsoft Corp.	150	04/12/19	USD	113.00	USD	1,769	$(79,125)
Netflix, Inc.	24	04/12/19	USD	362.50	USD	856	(14,160)
PayPal Holdings, Inc.	157	04/12/19	USD	98.00	USD	1,630	(95,378)
salesforce.com, Inc.	23	04/12/19	USD	160.00	USD	364	(5,267)
58.com, Inc. — ADR	92	04/18/19	USD	65.00	USD	604	(22,770)
Adobe, Inc.	35	04/18/19	USD	260.00	USD	933	(35,000)
Advanced Micro Devices, Inc.	185	04/18/19	USD	24.00	USD	472	(37,278)
Alibaba Group Holding Ltd. — ADR	70	04/18/19	USD	175.00	USD	1,277	(64,050)
Alphabet, Inc., Class A	12	04/18/19	USD	1,130.00	USD	1,412	(65,820)
Altair Engineering, Inc., Class A	245	04/18/19	USD	40.00	USD	902	(18,375)
Amazon.com, Inc.	25	04/18/19	USD	1,705.00	USD	4,452	(227,750)
Atlassian Corp. PLC, Class A	192	04/18/19	USD	120.00	USD	2,158	(41,280)
Autodesk, Inc.	62	04/18/19	USD	160.00	USD	966	(11,904)
Avalara, Inc.	131	04/18/19	USD	44.00	USD	731	(156,484)
Coupa Software, Inc.	100	04/18/19	USD	100.00	USD	910	(10,000)
Cree, Inc.	164	04/18/19	USD	55.00	USD	938	(52,480)
Elastic NV	56	04/18/19	USD	90.00	USD	447	(3,080)
Facebook, Inc., Class A	83	04/18/19	USD	175.00	USD	1,384	(6,059)
Farfetch Ltd., Class A	256	04/18/19	USD	28.00	USD	689	(21,120)
Guidewire Software, Inc.	116	04/18/19	USD	95.00	USD	1,127	(41,760)
IAC/InterActiveCorp	53	04/18/19	USD	200.00	USD	1,114	(65,455)
II-VI, Inc.	132	04/18/19	USD	40.00	USD	492	(5,940)
II-VI, Inc.	148	04/18/19	USD	45.00	USD	551	(5,920)
Inphi Corp.	314	04/18/19	USD	45.00	USD	1,373	(30,615)
InterXion Holding NV	190	04/18/19	USD	65.00	USD	1,268	(46,075)
InterXion Holding NV	112	04/18/19	USD	66.50	USD	747	(16,750)
Keysight Technologies, Inc.	198	04/18/19	USD	85.00	USD	1,727	(64,350)
Lam Research Corp.	82	04/18/19	USD	175.00	USD	1,468	(59,040)
Marvell Technology Group Ltd.	175	04/18/19	USD	20.00	USD	348	(9,712)
MercadoLibre, Inc.	83	04/18/19	USD	550.00	USD	4,214	(32,785)
Microchip Technology, Inc.	227	04/18/19	USD	90.00	USD	1,883	(4,540)
Microsoft Corp.	164	04/18/19	USD	110.00	USD	1,934	(136,120)
MongoDB, Inc.	117	04/18/19	USD	130.00	USD	1,720	(216,450)
Monolithic Power Systems, Inc.	50	04/18/19	USD	140.00	USD	677	(8,250)
NVIDIA Corp.	63	04/18/19	USD	155.00	USD	1,131	(157,815)
NetEase, Inc. — ADR	16	04/18/19	USD	250.00	USD	386	(4,840)
Netflix, Inc.	24	04/18/19	USD	375.00	USD	856	(22,500)
PTC, Inc.	96	04/18/19	USD	95.00	USD	885	(14,880)
Pagseguro Digital Ltd.	542	04/18/19	USD	32.50	USD	1,618	(18,970)
PayPal Holdings, Inc.	95	04/18/19	USD	100.00	USD	986	(44,888)
Pluralsight, Inc.	369	04/18/19	USD	30.00	USD	1,171	(88,560)
RingCentral, Inc.	115	04/18/19	USD	105.00	USD	1,240	(57,500)
Roku, Inc.	65	04/18/19	USD	50.00	USD	419	(96,038)
Roku, Inc.	65	04/18/19	USD	70.00	USD	419	(8,710)
SVMK, Inc.	163	04/18/19	USD	15.00	USD	297	(53,790)
ServiceNow, Inc.	33	04/18/19	USD	240.00	USD	813	(34,485)
Shopify, Inc.	28	04/18/19	USD	190.00	USD	579	(54,320)
Silicon Laboratories, Inc.	204	04/18/19	USD	90.00	USD	1,650	(5,100)
Skyworks Solutions, Inc.	100	04/18/19	USD	86.00	USD	825	(6,250)
Smartsheet, Inc., Class A	107	04/18/19	USD	45.00	USD	436	(5,082)
Square, Inc.	403	04/18/19	USD	80.00	USD	3,019	(31,434)
StoneCo Ltd.	367	04/18/19	USD	37.50	USD	1,509	(187,170)

4

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
StoneCo Ltd.	375	04/18/19	USD	36.00	USD	1,542	$(225,000)
Tableau Software, Inc.	73	04/18/19	USD	135.00	USD	929	(8,212)
Teladoc, Inc.	136	04/18/19	USD	70.00	USD	756	(1,700)
Teladoc, Inc.	110	04/18/19	USD	65.00	USD	612	(4,400)
Twilio, Inc., Class A	54	04/18/19	USD	125.00	USD	698	(43,335)
Viavi Solutions, Inc.	300	04/18/19	USD	13.00	USD	371	(2,700)
Visa, Inc., Class A	109	04/18/19	USD	155.00	USD	1,702	(34,607)
Wix.com Ltd.	91	04/18/19	USD	120.00	USD	1,100	(43,225)
Wix.com Ltd.	94	04/18/19	USD	110.00	USD	1,136	(110,920)
Xilinx, Inc.	58	04/18/19	USD	131.00	USD	735	(7,946)
Yandex NV	254	04/18/19	USD	38.00	USD	872	(2,540)
Zendesk, Inc.	156	04/18/19	USD	70.00	USD	1,326	(237,900)
Zscaler, Inc.	130	04/18/19	USD	65.00	USD	922	(87,750)
Zuora, Inc., Class A	482	04/18/19	USD	25.00	USD	965	(2,410)
salesforce.com, Inc.	68	04/18/19	USD	160.00	USD	1,077	(19,958)
Adobe, Inc.	73	04/26/19	USD	272.50	USD	1,945	(30,112)
Alibaba Group Holding Ltd. — ADR	68	04/26/19	USD	187.50	USD	1,241	(18,564)
Alphabet, Inc., Class A	4	04/26/19	USD	1,232.50	USD	471	(2,440)
Amazon.com, Inc.	13	04/26/19	USD	1,870.00	USD	2,315	(37,180)
Apple, Inc.	24	04/26/19	USD	185.00	USD	456	(17,220)
Facebook, Inc., Class A	64	04/26/19	USD	175.00	USD	1,067	(17,248)
Lam Research Corp.	45	04/26/19	USD	187.50	USD	806	(16,762)
Marvell Technology Group Ltd.	206	04/26/19	USD	20.50	USD	410	(9,682)
Mastercard, Inc.	81	04/26/19	USD	225.00	USD	1,907	(105,300)
Mastercard, Inc.	61	04/26/19	USD	237.50	USD	1,436	(22,722)
Microsoft Corp.	164	04/26/19	USD	111.00	USD	1,934	(133,250)
NVIDIA Corp.	36	04/26/19	USD	177.50	USD	646	(30,240)
NetEase, Inc. — ADR	36	04/26/19	USD	250.00	USD	869	(15,840)
Netflix, Inc.	36	04/26/19	USD	370.00	USD	1,284	(45,450)
Roku, Inc.	140	04/26/19	USD	75.50	USD	903	(11,410)
ServiceNow, Inc.	65	04/26/19	USD	252.50	USD	1,602	(50,375)
Shopify, Inc.	26	04/26/19	USD	210.00	USD	537	(18,980)
Skyworks Solutions, Inc.	82	04/26/19	USD	84.00	USD	676	(14,555)
Square, Inc.	232	04/26/19	USD	80.00	USD	1,738	(27,840)
Tableau Software, Inc.	62	04/26/19	USD	131.00	USD	789	(18,600)
Visa, Inc., Class A	66	04/26/19	USD	157.50	USD	1,031	(19,503)
Xilinx, Inc.	58	04/26/19	USD	134.00	USD	735	(16,124)
salesforce.com, Inc.	68	04/26/19	USD	160.00	USD	1,077	(24,820)
Zuora, Inc., Class A	483	04/30/19	USD	25.01	USD	967	(7,754)
Advanced Micro Devices, Inc.	618	05/03/19	USD	28.00	USD	1,577	(63,654)
Alibaba Group Holding Ltd. — ADR	70	05/03/19	USD	185.00	USD	1,277	(33,950)
Alphabet, Inc., Class A	6	05/03/19	USD	1,185.00	USD	706	(20,520)
Apple, Inc.	80	05/03/19	USD	195.00	USD	1,520	(35,000)
Autodesk, Inc.	60	05/03/19	USD	165.00	USD	935	(9,480)
Cree, Inc.	100	05/03/19	USD	58.00	USD	572	(26,300)
Farfetch Ltd., Class A	317	05/03/19	USD	27.25	USD	853	(55,098)
Mastercard, Inc.	163	05/03/19	USD	242.50	USD	3,838	(56,643)
Microsoft Corp.	51	05/03/19	USD	120.00	USD	601	(12,750)
Microsoft Corp.	100	05/03/19	USD	117.21	USD	1,179	(38,248)
NVIDIA Corp.	71	05/03/19	USD	187.50	USD	1,275	(33,902)
Roku, Inc.	231	05/03/19	USD	70.50	USD	1,490	(57,288)
Shopify, Inc.	43	05/03/19	USD	207.50	USD	888	(53,750)

5

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Visa, Inc., Class A	84	05/03/19	USD	157.50	USD	1,312	$(27,930)
salesforce.com, Inc.	86	05/03/19	USD	170.00	USD	1,362	(9,202)
Pluralsight, Inc.	220	05/07/19	USD	31.00	USD	698	(55,057)
Adobe, Inc.	50	05/10/19	USD	275.00	USD	1,332	(24,375)
Amazon.com, Inc.	17	05/10/19	USD	1,790.00	USD	3,027	(125,928)
Lam Research Corp.	94	05/10/19	USD	185.00	USD	1,683	(57,340)
Microsoft Corp.	235	05/10/19	USD	118.25	USD	2,772	(84,992)
NVIDIA Corp.	130	05/10/19	USD	190.00	USD	2,334	(60,125)
ServiceNow, Inc.	33	05/10/19	USD	250.00	USD	813	(35,145)
Square, Inc.	226	05/10/19	USD	77.50	USD	1,693	(78,535)
58.com, Inc. — ADR	87	05/17/19	USD	65.36	USD	571	(31,756)
Alibaba Group Holding Ltd. — ADR	83	05/17/19	USD	190.00	USD	1,514	(39,425)
Alphabet, Inc., Class A	2	05/17/19	USD	1,200.00	USD	235	(6,490)
Apple, Inc.	80	05/17/19	USD	195.00	USD	1,520	(38,600)
Avalara, Inc.	66	05/17/19	USD	55.00	USD	368	(31,020)
Avalara, Inc.	165	05/17/19	USD	60.00	USD	921	(41,663)
Elastic NV	56	05/17/19	USD	90.00	USD	447	(11,060)
Marvell Technology Group Ltd.	137	05/17/19	USD	21.00	USD	272	(7,672)
Microsoft Corp.	51	05/17/19	USD	120.00	USD	601	(14,560)
Microsoft Corp.	100	05/17/19	USD	117.21	USD	1,179	(39,659)
Monolithic Power Systems, Inc.	136	05/17/19	USD	145.00	USD	1,843	(37,060)
Okta, Inc.	370	05/17/19	USD	85.00	USD	3,061	(166,500)
PTC, Inc.	96	05/17/19	USD	95.00	USD	885	(28,560)
Pagseguro Digital Ltd.	400	05/17/19	USD	32.50	USD	1,194	(40,000)
SVMK, Inc.	211	05/17/19	USD	20.00	USD	384	(17,407)
Shopify, Inc.	67	05/17/19	USD	210.00	USD	1,384	(84,420)
Smartsheet, Inc., Class A	107	05/17/19	USD	45.00	USD	436	(12,840)
Twilio, Inc., Class A	320	05/17/19	USD	130.00	USD	4,134	(349,600)
Visa, Inc., Class A	54	05/17/19	USD	160.00	USD	843	(14,985)
Yandex NV	188	05/17/19	USD	37.00	USD	646	(17,860)
Zscaler, Inc.	134	05/17/19	USD	50.00	USD	950	(285,420)
Zuora, Inc., Class A	175	05/17/19	USD	22.50	USD	351	(9,625)
salesforce.com, Inc.	92	05/17/19	USD	160.00	USD	1,457	(49,220)

							$(7,297,079)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
ASML Holding NV	UBS AG	10,200	04/03/19	EUR	167.40	EUR	1,709	$(30,257)
Aixtron SE	Goldman Sachs International	32,800	04/03/19	EUR	10.34	EUR	264	—
Altium Ltd.	Morgan Stanley & Co. International PLC	47,000	04/03/19	AUD	28.39	AUD	1,525	(136,016)
Meituan Dianping	UBS AG	134,500	04/03/19	HKD	63.97	HKD	7,137	(16)
Takeaway.com NV	UBS AG	4,400	04/03/19	EUR	62.74	EUR	298	(24,725)
Tongcheng-Elong Holdings Ltd.	Morgan Stanley & Co. International PLC	142,000	04/03/19	HKD	16.06	HKD	2,479	(29,322)
IAC/InterActiveCorp	JPMorgan Chase Bank N.A.	5,000	04/04/19	USD	230.39	USD	1,051	(36)
Okta, Inc.	Citibank N.A.	13,700	04/04/19	USD	89.73	USD	1,133	(1,706)
Takeaway.com NV	Goldman Sachs International	4,400	04/04/19	EUR	61.83	EUR	298	(29,163)
Meituan Dianping	Societe Generale	134,500	04/09/19	HKD	61.85	HKD	7,137	(5,183)

6

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Science and Technology Trust (BST)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	BNP Paribas S.A.	119,000	04/09/19	USD	247.37	USD	29,374	$(7,837)
Takeaway.com NV	Goldman Sachs International	4,500	04/09/19	EUR	67.60	EUR	305	(8,829)
Zuora, Inc., Class A	Goldman Sachs International	50,000	04/09/19	USD	21.46	USD	1,002	(14,404)
Aixtron SE	Goldman Sachs International	67,000	04/10/19	EUR	10.46	EUR	539	(42)
Bandwidth, Inc., Class A	Goldman Sachs International	12,500	04/10/19	USD	59.13	USD	837	(99,579)
STMicroelectronics NV	Morgan Stanley & Co. International PLC	22,600	04/10/19	EUR	15.09	EUR	299	(12)
Kingdee International Software Group Co. Ltd.	JPMorgan Chase Bank N.A.	575,000	04/11/19	HKD	9.80	HKD	5,238	(11,637)
Studio Dragon Corp.	Morgan Stanley & Co. International PLC	7,000	04/11/19	USD	94,336.32	USD	625,100	(3,150)
Taiwan Semiconductor Manufacturing Co. Ltd.	Citibank N.A.	119,000	04/11/19	USD	237.66	USD	29,374	(32,630)
Tencent Holdings Ltd.	JPMorgan Chase Bank N.A.	141,000	04/11/19	HKD	370.44	HKD	50,901	(42,617)
UbiSoft Entertainment SA	Goldman Sachs International	14,600	04/12/19	EUR	68.59	EUR	1,161	(180,335)
Viavi Solutions, Inc.	Barclays Bank PLC	61,100	04/12/19	USD	12.83	USD	756	(5,470)
SailPoint Technologies Holding, Inc.	Goldman Sachs International	21,500	04/15/19	USD	30.41	USD	617	(8,921)
Kingdee International Software Group Co. Ltd.	Societe Generale	626,000	04/16/19	HKD	9.04	HKD	5,703	(39,721)
SOITEC	UBS AG	17,000	04/16/19	EUR	73.59	EUR	1,243	(43,991)
Bandwidth, Inc., Class A	Goldman Sachs International	8,400	04/17/19	USD	49.12	USD	562	(150,452)
Taiwan Semiconductor Manufacturing Co. Ltd.	Citibank N.A.	119,000	04/17/19	USD	237.66	USD	29,374	(34,309)
Altair Engineering, Inc., Class A	Barclays Bank PLC	24,600	04/22/19	USD	34.75	USD	906	(67,350)
ASML Holding NV	Goldman Sachs International	4,800	04/23/19	EUR	170.33	EUR	804	(22,752)
Xero Ltd.	JPMorgan Chase Bank N.A.	21,000	04/23/19	AUD	51.50	AUD	1,024	(11,335)
StoneCo Ltd., Class A	UBS AG	27,200	04/24/19	USD	35.10	USD	1,118	(189,712)
SOITEC	Goldman Sachs International	12,400	04/25/19	EUR	75.64	EUR	907	(28,396)
Adyen NV	UBS AG	1,200	04/26/19	EUR	670.70	EUR	839	(67,296)
Cree, Inc.	Barclays Bank PLC	12,400	04/26/19	USD	56.51	USD	710	(31,109)
Delivery Hero SE	Goldman Sachs International	26,600	04/26/19	EUR	36.96	EUR	857	(17,243)
GMO Payment Gateway, Inc.	Goldman Sachs International	31,400	04/26/19	JPY	7,791.00	JPY	248,188	(160,399)
Ping An Healthcare and Technology Co. Ltd.	Morgan Stanley & Co. International PLC	118,500	04/26/19	HKD	49.67	HKD	5,263	(17,160)
II-VI, Inc.	Citibank N.A.	14,200	04/29/19	USD	39.89	USD	529	(10,952)
Arco Platform Ltd., Class A	JPMorgan Chase Bank N.A.	23,300	04/30/19	USD	32.77	USD	752	(36,685)
Viavi Solutions, Inc.	Credit Suisse International	40,000	05/01/19	USD	12.74	USD	495	(13,141)
Zendesk, Inc.	UBS AG	16,400	05/01/19	USD	86.99	USD	1,394	(67,212)
Xero Ltd.	JPMorgan Chase Bank N.A.	21,000	05/02/19	AUD	51.50	AUD	1,024	(14,782)
II-VI, Inc.	Credit Suisse International	31,600	05/03/19	USD	41.65	USD	1,177	(23,680)
Coupa Software, Inc.	Credit Suisse International	10,000	05/07/19	USD	94.19	USD	910	(53,267)
Ping An Healthcare and Technology Co. Ltd.	Morgan Stanley & Co. International PLC	137,700	05/07/19	HKD	47.35	HKD	6,115	(39,845)
SVMK, Inc.	UBS AG	26,000	05/07/19	USD	16.58	USD	473	(57,349)
Takeaway.com Holding NV	Goldman Sachs International	4,600	05/07/19	EUR	71.51	EUR	311	(7,056)
Adyen NV	Goldman Sachs International	1,500	05/08/19	EUR	710.53	EUR	1,049	(1,164,568)
Aixtron SE	Credit Suisse International	6,500	05/08/19	EUR	8.86	EUR	52	(1,750)
Delivery Hero SE	Goldman Sachs International	13,500	05/08/19	EUR	34.62	EUR	435	(17,713)
STMicroelectronics NV	Goldman Sachs International	26,600	05/08/19	EUR	15.05	EUR	352	(4,987)
Altium Ltd.	Goldman Sachs International	67,300	05/09/19	AUD	34.85	AUD	2,184	(57,742)
Guidewire Software, Inc.	Citibank N.A.	11,700	05/09/19	USD	97.57	USD	1,137	(37,675)

7

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Science and Technology Trust (BST)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Tencent Holdings Ltd.	Goldman Sachs International	108,500	05/09/19	HKD	372.74	HKD	39,169	$(96,206)
UbiSoft Entertainment SA	Goldman Sachs International	12,400	05/09/19	EUR	70.88	EUR	986	(137,684)
Bandwidth, Inc., Class A	Morgan Stanley & Co. International PLC	8,400	05/10/19	USD	63.50	USD	562	(49,557)
Kingdee International Software Group Co.Ltd	Societe Generale	578,000	05/15/19	HKD	9.82	HKD	5,266	(33,502)
Takeaway.com Holding NV	Goldman Sachs International	4,400	05/15/19	EUR	66.01	EUR	298	(19,411)
SailPoint Technologies Holding, Inc.	JPMorgan Chase Bank N.A.	42,400	05/20/19	USD	30.37	USD	1,218	(62,149)

								$(3,560,025)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

8

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Science and Technology Trust (BST)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Communications Equipment	$4,637,660	$—	$—	$4,637,660
Diversified Consumer Services	6,529,974	—	—	6,529,974
Diversified Telecommunication Services	5,609,373	—	—	5,609,373
Electrical Equipment	7,783,346	—	—	7,783,346
Electronic Equipment, Instruments & Components	4,944,502	—	—	4,944,502
Entertainment	18,794,394	6,724,694	—	25,519,088
Health Care Technology	3,913,851	4,142,314	—	8,056,165
Household Durables	5,876,345	—	—	5,876,345
IT Services	137,368,919	16,398,927	—	153,767,846
Interactive Media & Services	54,882,553	32,430,585	—	87,313,138
Internet & Direct Marketing Retail	80,032,148	7,143,064	293,835	87,469,047
Road & Rail	4,929,373	—	—	4,929,373
Semiconductors & Semiconductor Equipment	56,792,629	29,271,353	—	86,063,982
Software	169,009,699	14,850,799	—	183,860,498
Technology Hardware, Storage & Peripherals	18,156,181	—	—	18,156,181
Preferred Stocks	—	—	19,335,739	19,335,739
Short-Term Securities	2,062,361	—	—	2,062,361

	$581,323,308	$110,961,736	$19,629,574	$711,914,618

Investments Valued at NAV(a)				3,271,418

				$715,186,036

Derivative Financial Instruments(b)
Liabilities:
Equity contracts	$(6,811,283)	$(4,045,821)	$—	$(10,857,104)

(a)	As of March 31, 2019, certain of the Trust’s Investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are options written which are shown at value.

9

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Science and Technology Trust (BST)

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1 (a)	Transfers out of Level 2 (a)
Assets:
Long-Term Investments:
Common Stocks	$7,451,561	$(7,451,561)

(a)	External pricing service used to reflect any significant market movements between the time the Trust valued such foreign securities and the earlier closing of foreign markets.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or rend of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of December 31, 2018	$211,760	$15,491,176	$15,702,936
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(a)	82,075	714,561	796,636
Purchases	—	3,130,002	3,130,002
Sales	—	—	—

Closing Balance, as of March 31, 2019	$293,835	$19,335,739	$19,629,574

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2019(a)	$82,075	$714,561	$796,636

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on derivative financial instruments still held at March 31, 2019 is generally due to derivative financial instruments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $1. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments

	Value	Valuation Approach	Unobservable Inputs		Range of unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Common Stocks	$293,834	Market	Revenue Multiple	(a)	6.75x	—
Preferred Stocks	19,335,739	Market	Revenue Multiple	(a)	3.50x – 7.00x	5.10x
			Recent Transactions	(a)	—

	$19,629,573

(a)	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

10